UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number: __________
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Westchester Capital Management, LLC
              -----------------------------------
Address:      100 Summit Lake Drive
              ---------------------
              Valhalla, NY 10595
              ------------------

Form 13F File Number:      028-14257


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bruce Rubin
              -----------
Title:        Chief Operating Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        914-741-5600
              ------------

Signature, Place, and Date of Signing:

   /s/ Bruce Rubin                      Valhalla, New York            8/15/11
---------------------------------       ---------------------         -------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       218

Form 13F Information Table Value Total:       $5,211,574 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-11493                   Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
June 30, 2011

                                                                 Value    SHRS or  SH/ PUT/ Investment             Voting Authority
Name of Issuer                       Title of Class    CUSIP    x.$1000   PRN Amt  PRN CALL Discretion  Managers  Sole  Shares  None
Advanced Micro Devices convertible
  note                               NOTE 5.75% 8/1  007903AN7      536    520,000 PRN      (a) Sole              Sole
Altria Group, Inc.                         COM       022095103    4,371      1,655 SH  PUT  (a) Sole              Sole
Altria Group, Inc.                         COM       02209S103    4,371    165,500 SH       (a) Sole              Sole
American Electric Power Co. Inc.           COM       025537101  245,523      6,516 SH  PUT  (a) Sole              Sole
American Electric Power Co. Inc.           COM       025537101    1,824        484 SH  PUT  (b) Other       1     Sole
American Electric Power Co. Inc.           COM       025537101   24,552    651,600 SH       (a) Sole              Sole
American Electric Power Co. Inc.           COM       025537101    1,824     48,400 SH       (b) Other       1     Sole
AT&T Inc.                                  COM       00206R102   96,655     30,772 SH  PUT  (a) Sole              Sole
AT&T Inc.                                  COM       00206R102    2,082        663 SH  PUT  (b) Other       1     Sole
AT&T Inc.                                  COM       00206R102   93,570  2,979,000 SH       (a) Sole              Sole
AT&T Inc.                                  COM       00206R102    2,026     64,500 SH       (b) Other       1     Sole
Barnes & Noble, Inc.                       COM       067774109   17,916     10,806 SH  PUT  (a) Sole              Sole
Barnes & Noble, Inc.                       COM       067774109      322        194 SH  PUT  (b) Other       1     Sole
Barnes & Noble, Inc.                       COM       067774109    4,884    294,600 SH       (a) Sole              Sole
Barnes & Noble, Inc.                       COM       067774109      590     35,602 SH       (b) Other       1     Sole
BJ's Wholesale Club, Inc.                  COM       05548J106   15,835      3,145 SH  PUT  (a) Sole              Sole
BJ's Wholesale Club, Inc.                  COM       05548J106      529        105 SH  PUT  (b) Other       1     Sole
BJ's Wholesale Club, Inc.                  COM       05548J106   76,613  1,521,600 SH       (a) Sole              Sole
BJ's Wholesale Club, Inc.                  COM       05548J106    1,858     36,900 SH       (b) Other       1     Sole
Blackboard Inc.                            COM       091935502   32,924      7,588 SH  PUT  (a) Sole              Sole
Blackboard Inc.                            COM       091935502      633        146 SH  PUT  (b) Other       1     Sole
Bucyrus International Inc. New             COM       118759109  305,183  3,329,514 SH       (a) Sole              Sole
Bucyrus International Inc. New             COM       118759109    6,645     72,500 SH       (b) Other       1     Sole
Cablevision Systems Corporation      CL A NY CABLVS  12686C109   34,841      9,622 SH  PUT  (a) Sole              Sole
Cablevision Systems Corporation      CL A NY CABLVS  12686C109      645        178 SH  PUT  (b) Other       1     Sole
Cablevision Systems Corporation      CL A NY CABLVS  12686C109   34,841    962,200 SH       (a) Sole              Sole
Cablevision Systems Corporation      CL A NY CABLVS  12686C109      645     17,800 SH       (b) Other       1     Sole
Cephalon Inc.                              COM       156708109  225,157  2,817,988 SH       (a) Sole              Sole
Cephalon Inc.                              COM       156708109    4,670     58,450 SH       (b) Other       1     Sole
Citigroup Inc.                           COM NEW     172967424    2,078        499 SH  PUT  (a) Sole              Sole
Citigroup Inc.                           COM NEW     172967424    3,327     79,900 SH       (a) Sole              Sole
Colgate-Palmolive Company                  COM       194162103   56,257      6,436 SH  PUT  (a) Sole              Sole
Colgate-Palmolive Company                  COM       194162103    1,434        164 SH  PUT  (b) Other       1     Sole
Colgate-Palmolive Company                  COM       194162103   56,257    643,600 SH       (a) Sole              Sole
Colgate-Palmolive Company                  COM       194162103    1,434     16,400 SH       (b) Other       1     Sole
Comcast Corporation New               NEW CL A SPL   20030N200   70,914  2,926,700 SH       (a) Sole              Sole
Comcast Corporation New               NEW CL A SPL   20030N200    2,193     90,500 SH       (b) Other       1     Sole
Community Health Systems Inc. New          COM       203668108   18,885    735,400 SH       (a) Sole              Sole
Community Health Systems Inc. New          COM       203668108      375     14,600 SH       (b) Other       1     Sole
Community Health Systems Inc. New          COM       203668108   18,885      7,354 SH  PUT  (a) Sole              Sole
Community Health Systems Inc. New          COM       203668108      375        146 SH  PUT  (b) Other       1     Sole
Constellation Energy Group Inc.            COM       210371100   56,022  1,475,810 SH       (a) Sole              Sole
Constellation Energy Group Inc.            COM       210371100    1,906     50,200 SH       (b) Other       1     Sole
Constellation Energy Group Inc.            COM       210371100   27,749      7,310 SH  PUT  (a) Sole              Sole
Constellation Energy Group Inc.            COM       210371100    1,101        290 SH  PUT  (b) Other       1     Sole
Constellation Energy Group Inc.            COM       210371100   25,699      6,770 SH  PUT  (a) Sole              Sole
Constellation Energy Group Inc.            COM       210371100      493        130 SH  PUT  (b) Other       1     Sole
Danvers Bancorp, Inc.                      COM       236442109   16,814    750,000 SH       (a) Sole              Sole
Dollar Thrifty Automotive Group, Inc.      COM       256743105  160,047  2,170,425 SH       (a) Sole              Sole
Dollar Thrifty Automotive Group, Inc.      COM       256743105    4,107     55,700 SH       (b) Other       1     Sole
DPL Inc.                                   COM       233293109   66,338  2,199,528 SH       (a) Sole              Sole
DPL Inc.                                   COM       233293109    1,782     59,100 SH       (b) Other       1     Sole
Eaton Vance Floating-Rate Income
  Trust                                    COM       278279104    1,344     82,807 SH       (a) Sole              Sole
El Paso Corporation                        COM       28336L109   37,641  1,863,400 SH       (a) Sole              Sole
El Paso Corporation                        COM       28336L109    1,143     56,600 SH       (b) Other       1     Sole
El Paso Corporation                        COM       28336L109   37,641     18,634 SH  PUT  (a) Sole              Sole
El Paso Corporation                        COM       28336L109    1,143        566 SH  PUT  (b) Other       1     Sole
Eli Lilly & Company                        COM       532457108        4        100 SH       (a) Sole              Sole
Eli Lilly & Company                        COM       532457108    2,503        667 SH  PUT  (a) Sole              Sole
EMC Corp.                                  COM       268648102    6,270    227,600 SH       (a) Sole              Sole
EMC Corp.                                  COM       268648102      626     22,733 SH       (b) Other       1     Sole
EXCO Resources Inc.                        COM       269279402   88,684  5,024,614 SH       (a) Sole              Sole
EXCO Resources Inc.                        COM       269279402    2,218    125,655 SH       (b) Other       1     Sole
Family Dollar Stores, Inc.                 COM       307000109   47,987      9,130 SH  PUT  (a) Sole              Sole
Family Dollar Stores, Inc.                 COM       307000109    1,419        270 SH  PUT  (b) Other       1     Sole
Family Dollar Stores, Inc.                 COM       307000109   47,987    913,000 SH       (a) Sole              Sole
Family Dollar Stores, Inc.                 COM       307000109    1,419     27,000 SH       (b) Other       1     Sole
Forest Laboratories, Inc.                  COM       345838106    9,660      2,455 SH  PUT  (a) Sole              Sole
Forest Laboratories, Inc.                  COM       345838106      177         45 SH  PUT  (b) Other       1     Sole
Forest Laboratories, Inc.                  COM       345838106    9,658    245,500 SH       (a) Sole              Sole
Forest Laboratories, Inc.                  COM       345838106      177      4,500 SH       (b) Other       1     Sole
Freeport-McMoRan Copper & Gold, Inc.       COM       35671D857    3,597     68,000 SH       (a) Sole              Sole
Freeport-McMoRan Copper & Gold, Inc.       COM       35671D857    3,597        680 SH  PUT  (a) Sole              Sole
General Mills, Inc.                        COM       370334104    2,568        690 SH  PUT  (a) Sole              Sole
General Mills, Inc.                        COM       370334104    2,568     69,000 SH       (a) Sole              Sole
Gen-Probe Incorporated                     COM       36866T103   67,864    981,400 SH       (a) Sole              Sole
Gen-Probe Incorporated                     COM       36866T103    1,286     18,600 SH       (b) Other       1     Sole
Gen-Probe Incorporated                     COM       36866T103   67,864      9,814 SH  PUT  (a) Sole              Sole
Gen-Probe Incorporated                     COM       36866T103    1,286        186 SH  PUT  (b) Other       1     Sole
Graham Packaging Co. Inc.                  COM       384701108   19,813    785,600 SH       (a) Sole              Sole
Graham Packaging Co. Inc.                  COM       384701108      363     14,400 SH       (b) Other       1     Sole
Huntsman Corporation                       COM       447011107   65,517  3,475,700 SH       (a) Sole              Sole
Huntsman Corporation                       COM       447011107    2,030    107,700 SH       (b) Other       1     Sole
Huntsman Corporation                       COM       447011107    9,255      4,910 SH  PUT  (a) Sole              Sole
Huntsman Corporation                       COM       447011107      170         90 SH  PUT  (b) Other       1     Sole
Huntsman Corporation                       COM       447011107   26,718     14,174 SH  PUT  (a) Sole              Sole
Huntsman Corporation                       COM       447011107      865        459 SH  PUT  (b) Other       1     Sole
Iron Mountain Incorporated                 COM       462846106   34,796  1,020,700 SH       (a) Sole              Sole
Iron Mountain Incorporated                 COM       462846106    1,180     34,600 SH       (b) Other       1     Sole
Iron Mountain Incorporated                 COM       462846106   33,950      9,959 SH  PUT  (a) Sole              Sole
Iron Mountain Incorporated                 COM       462846106    1,162        341 SH  PUT  (b) Other       1     Sole
Iron Mountain Incorporated                 COM       462846102    8,693      2,550 SH  PUT  (a) Sole              Sole
Iron Mountain Incorporated                 COM       462846102      170         50 SH  PUT  (b) Other       1     Sole
ITT Corporation New                        COM       450911102  132,616  2,250,400 SH       (a) Sole              Sole
ITT Corporation New                        COM       450911102    2,946     50,000 SH       (b) Other       1     Sole
ITT Corporation New                        COM       450911102   38,776      6,580 SH  PUT  (a) Sole              Sole
ITT Corporation New                        COM       450911102      707        120 SH  PUT  (b) Other       1     Sole
ITT Corporation New                        COM       450911102   57,433      9,746 SH  PUT  (a) Sole              Sole
ITT Corporation New                        COM       450911102    1,226        208 SH  PUT  (b) Other       1     Sole
Keycorp New                          PFD 7.75% SR A  493267405      680      6,068 SH       (a) Sole              Sole
Kimberly-Clark Corporation                 COM       494368103    2,576     38,700 SH       (a) Sole              Sole
Kimberly-Clark Corporation                 COM       494368103    2,576        387 SH  PUT  (a) Sole              Sole
L-1 Identity Solutions, Inc.               COM       50212A106   21,211  1,805,200 SH       (a) Sole              Sole
L-1 Identity Solutions, Inc.               COM       50212A106      820     69,800 SH       (b) Other       1     Sole
Lawson Software, Inc. New                  COM       52078P102   76,960  6,859,192 SH       (a) Sole              Sole
Lawson Software, Inc. New                  COM       52078P102    1,804    160,750 SH       (b) Other       1     Sole
Level 3 Communications, Inc.               COM       52729N100    5,876  2,408,300 SH       (a) Sole              Sole
Level 3 Communications, Inc.               COM       52729N100      781    320,000 SH       (b) Other       1     Sole
Lubrizol Corporation                       COM       549271104  275,362  2,050,810 SH       (a) Sole              Sole
Lubrizol Corporation                       COM       549271104    6,203     46,200 SH       (b) Other       1     Sole
Marathon Oil Corp.                         COM       565849106   56,394  1,070,500 SH       (a) Sole              Sole
Marathon Oil Corp.                         COM       565849106    1,027     19,500 SH       (b) Other       1     Sole
Marathon Oil Corp.                        PUTS       565849106   11,637      2,209 SH  PUT  (a) Sole              Sole
Marathon Oil Corp.                        PUTS       565849106      216         41 SH  PUT  (b) Other       1     Sole
Marathon Oil Corp.                        PUTS       565849106   21,989      4,174 SH  PUT  (a) Sole              Sole
Marathon Oil Corp.                        PUTS       565849106      400         76 SH  PUT  (b) Other       1     Sole
Marathon Oil Corp.                        PUTS       565849106   22,768      4,322 SH  PUT  (a) Sole              Sole
Marathon Oil Corp.                        PUTS       565849106      411         78 SH  PUT  (b) Other       1     Sole
Marriott International Inc.                COM       571903202   20,545    578,900 SH       (a) Sole              Sole
Marriott International Inc.                COM       571903202      749     21,100 SH       (b) Other       1     Sole
Marriott International Inc.                COM       571903202   20,545      5,789 SH  PUT  (a) Sole              Sole
Marriott International Inc.                COM       571903202      749        211 SH  PUT  (b) Other       1     Sole
Marshall & Ilsley Corporation New          COM       571837103  178,958 22,454,000 SH       (a) Sole              Sole
Marshall & Ilsley Corporation New          COM       571837103    3,760    471,800 SH       (b) Other       1     Sole
Mead Johnson Nutrition Co.                 COM       582839106   32,498    481,100 SH       (a) Sole              Sole
Mead Johnson Nutrition Co.                 COM       582839106    1,277     18,900 SH       (b) Other       1     Sole
Mead Johnson Nutrition Co.                 COM       582839106   32,498      4,811 SH  PUT  (a) Sole              Sole
Mead Johnson Nutrition Co.                 COM       582839106    1,277        189 SH  PUT  (b) Other       1     Sole
Merck & Co. Inc. New                       COM       58933Y105    2,668     75,600 SH       (a) Sole              Sole
Merck & Co. Inc. New                       COM       58933Y105    2,668        756 SH  PUT  (a) Sole              Sole
National Semiconductor Corporation         COM       637640103  174,672  7,097,589 SH       (a) Sole              Sole
National Semiconductor Corporation         COM       637640103    3,399    138,100 SH       (b) Other       1     Sole
National Westminster Bank plc          SPON ADR C    638539882    3,132    132,600 SH       (a) Sole              Sole
Nationwide Health Properties, Inc.         COM       638620104   28,598      6,906 SH  PUT  (a) Sole              Sole
Nationwide Health Properties, Inc.         COM       638620104    1,039        251 SH  PUT  (b) Other       1     Sole
Nationwide Health Properties, Inc.         COM       638620104   28,598    690,600 SH       (a) Sole              Sole
Nationwide Health Properties, Inc.         COM       638620104    1,039     25,100 SH       (b) Other       1     Sole
Nicor Inc.                                 COM       654086107    3,375     61,650 SH       (a) Sole              Sole
Nicor Inc.                                 COM       654086107       68      1,250 SH       (b) Other       1     Sole
NYSE Euronext                              COM       629491101  151,552  4,422,300 SH       (a) Sole              Sole
NYSE Euronext                              COM       629491101    4,431    129,300 SH       (b) Other       1     Sole
Pfizer Inc.                                COM       717081103    2,423    117,600 SH       (a) Sole              Sole
Pfizer Inc.                                COM       717081103    2,423      1,176 SH  PUT  (a) Sole              Sole
PPL Corporation                            COM       69351T106    3,479    125,000 SH       (a) Sole              Sole
PPL Corporation                            COM       69351T106    3,479      1,250 SH  PUT  (a) Sole              Sole
Progress Energy Inc.                       COM       743263105   56,445  1,175,700 SH       (a) Sole              Sole
Progress Energy Inc.                       COM       743263105    1,167     24,300 SH       (b) Other       1     Sole
Progress Energy Inc.                       COM       743263105   42,302      8,811 SH  PUT  (a) Sole              Sole
Progress Energy Inc.                       COM       743263105      907        189 SH  PUT  (b) Other       1     Sole
Progress Energy Inc.                       COM       743263105   14,144      2,946 SH  PUT  (a) Sole              Sole
Progress Energy Inc.                       COM       743263105      259         54 SH  PUT  (b) Other       1     Sole
ProLogis                                   COM       74340W103   44,839  1,251,079 SH       (a) Sole              Sole
ProLogis                                   COM       74340W103      918     25,623 SH       (b) Other       1     Sole
ProLogis                                   COM       74340W103   44,196     28,026 SH  PUT  (a) Sole              Sole
ProLogis                                   COM       74340W103      905        574 SH  PUT  (b) Other       1     Sole
Rio Tinto plc                         SPONSORED ADR  767204100   23,654    327,071 SH       (a) Sole              Sole
Rio Tinto plc                         SPONSORED ADR  767204100    1,374     19,000 SH       (b) Other       1     Sole
Sara Lee Corp.                             COM       803111103   44,277  2,331,600 SH       (a) Sole              Sole
Sara Lee Corp.                             COM       803111103    2,203    116,000 SH       (b) Other       1     Sole
Sara Lee Corp.                             COM       803111103    8,394      4,420 SH  PUT  (a) Sole              Sole
Sara Lee Corp.                             COM       803111103    1,101        580 SH  PUT  (b) Other       1     Sole
Savient Pharmaceuticals Inc.               COM       80517Q100    5,093    680,040 SH       (a) Sole              Sole
Savient Pharmaceuticals Inc.               COM       80517Q100      391     52,260 SH       (b) Other       1     Sole
SAVVIS Inc.                              COM NEW     805423308   34,806    880,488 SH       (a) Sole              Sole
SAVVIS Inc.                              COM NEW     805423308    1,008     25,500 SH       (b) Other       1     Sole
Seagate Technology plc                     SHS       G7945M107    8,256      5,109 SH  PUT  (a) Sole              Sole
Seagate Technology plc                     SHS       G7945M107    3,056      1,891 SH  PUT  (b) Other       1     Sole
Select Sector SPDR Trust             SBI INT-ENERGY  81369Y506    6,495        862 SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust             SBI INT-ENERGY  81369Y506      151         20 SH  PUT  (b) Other       1     Sole
Select Sector SPDR Trust              SBI MATERIALS  81369Y100    2,528        642 SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust              SBI MATERIALS  81369Y100      236         60 SH  PUT  (b) Other       1     Sole
Select Sector SPDR Trust             SBI INT - TECH  81369Y803    5,849      2,276 SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust             SBI INT - TECH  81369Y803      576        224 SH  PUT  (b) Other       1     Sole
Semiconductor HOLDRs Trust              DEP RCPT     816636203    3,176        932 SH  PUT  (a) Sole              Sole
Semiconductor HOLDRs Trust              DEP RCPT     816636203       61         18 SH  PUT  (b) Other       1     Sole
Southern Union Company New                 COM       844030106    7,881    196,300 SH       (a) Sole              Sole
Southern Union Company New                 COM       844030106      145      3,600 SH       (b) Other       1     Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103    6,889     52,200 SH       (a) Sole              Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103      132      1,000 SH       (b) Other       1     Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103  129,621      9,822 SH  PUT  (a) Sole              Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103    2,349        178 SH  PUT  (b) Other       1     Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103   97,117      7,359 SH  PUT  (a) Sole              Sole
SPDR S&P 500 ETF Trust                   TR UNIT     78462F103    1,861        141 SH  PUT  (b) Other       1     Sole
Sterling Bancshares, Inc.                  COM       858907108   13,005  1,593,700 SH       (a) Sole              Sole
Sunoco, Inc.                               COM       86764P109   29,285      7,021 SH  PUT  (a) Sole              Sole
Sunoco, Inc.                               COM       86764P109      538        129 SH  PUT  (b) Other       1     Sole
Sunoco, Inc.                               COM       86764P109   29,285    702,100 SH       (a) Sole              Sole
Sunoco, Inc.                               COM       86764P109      538     12,900 SH       (b) Other       1     Sole
SunPower Corp.                          COM CL B     867652307    1,869    112,366 SH       (a) Sole              Sole
SunPower Corp.                          COM CL B     867652307       97      5,836 SH       (b) Other       1     Sole
Telvent GIT, S.A.                          SHS       E90215109   30,868    775,588 SH       (a) Sole              Sole
Telvent GIT, S.A.                          SHS       E90215109      458     11,500 SH       (b) Other       1     Sole
Temple-Inland Inc.                         COM       879868107   79,708  2,680,150 SH       (a) Sole              Sole
Temple-Inland Inc.                         COM       879868107    2,122     71,350 SH       (b) Other       1     Sole
Temple-Inland Inc.                         COM       879868107   56,940     19,146 SH  PUT  (a) Sole              Sole
Temple-Inland Inc.                         COM       879868107      755        254 SH  PUT  (b) Other       1     Sole
The Timberland Company                    CL A       887100105   10,416    242,400 SH       (a) Sole              Sole
The Timberland Company                    CL A       887100105    1,401     32,600 SH       (b) Other       1     Sole
Varian Semiconductor Equipment
  Assoc. Inc                               COM       922207105  172,974  2,815,331 SH       (a) Sole              Sole
Varian Semiconductor Equipment
  Assoc. Inc                               COM       922207105    3,686     60,000 SH       (b) Other       1     Sole
Verigy Ltd.                                SHS       Y93691106   37,491  2,504,428 SH       (a) Sole              Sole
Verigy Ltd.                                SHS       Y93691106    2,307    154,100 SH       (b) Other       1     Sole
Verizon Communications Inc.                COM       92343V104       15        400 SH       (a) Sole              Sole
VF Corporation                             COM       918204108   21,321      1,964 SH  PUT  (a) Sole              Sole
VF Corporation                             COM       918204108      391         36 SH  PUT  (b) Other       1     Sole
VF Corporation                             COM       918204108   21,321    196,400 SH       (a) Sole              Sole
VF Corporation                             COM       918204108      391      3,600 SH       (b) Other       1     Sole
Wal-Mart Stores Inc.                       COM       931142103    1,116     21,000 SH       (a) Sole              Sole
Wal-Mart Stores Inc.                       COM       931142103    1,116        210 SH  PUT  (a) Sole              Sole
Wells Fargo Co. New                  PERP PFD CONV A 949746804    2,650      2,500 SH       (a) Sole              Sole
Williams Companies, Inc.                   COM       969457100   46,010     15,210 SH  PUT  (a) Sole              Sole
Williams Companies, Inc.                   COM       969457100      877        290 SH  PUT  (b) Other       1     Sole
Williams Companies, Inc.                   COM       969457100   46,010  1,521,000 SH       (a) Sole              Sole
Williams Companies, Inc.                   COM       969457100      877     29,000 SH       (b) Other       1     Sole
Yahoo! Inc.                                COM       984332106   23,631  1,571,200 SH       (a) Sole              Sole
Yahoo! Inc.                                COM       984332106      433     28,800 SH       (b) Other       1     Sole
Yahoo! Inc.                                COM       yhoo 110    23,631     15,712 SH  PUT  (a) Sole              Sole
Yahoo! Inc.                                COM       yhoo 110       433        288 SH  PUT  (b) Other       1     Sole

Grand total                                                   5,211,574